Research and Development expenses (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development expenses
Schedule of information about research and development expenses

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Staff costs	11,074	7,985	4,740
Consulting and contractors' fees	2,623	1,962	1,039
Q&A regulatory	263	511	542
Depreciation and amortization expense	1,014	952	20
Travel	862	455	80
Manufacturing and outsourced development	4,986	5,447	4,145
Clinical studies	8,568	3,923	1,731
Other expenses	1,618	1,018	420
Legal fees	440	1,054	320
Capitalized costs	(15,587)	(10,963)	(10,701)
Total research and development expenses	15,861	12,344	2,336